DEFERRED CHARGES (Schedule of deferred charges) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Gross Carrying Amount	$ 3,806,743	$ 3,594,846
Accumulated Amortization	1,920,661	1,888,642
Leasing Brokerage Commissions [Member]
Gross Carrying Amount	2,708,480	2,486,928
Accumulated Amortization	1,051,598	1,060,337
Professional Fees For Leasing [Member]
Gross Carrying Amount	337,592	313,183
Accumulated Amortization	164,945	138,161
Financing Costs [Member]
Gross Carrying Amount	760,671	760,671
Accumulated Amortization	704,118	667,436
Other Deferred Charges [Member]
Gross Carrying Amount		34,064
Accumulated Amortization		$ 22,708